Accounts receivable - Summary of Accounts Receivable (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 8,714	€ 8,410
Gross value
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	8,818	8,510
Allowances
Disclosure of Accounts Receivable [Line Items]
Accounts receivable	€ 104	€ 100